UAM Funds
	Funds for the Informed Investorsm



Supplement dated March 12, 1999, To the ICM Fixed
Income Portfolio Institutional Class Prospectus Dated
February 16, 1999

The information contained in the Portfolio Managers
Section of this prospectus is hereby replaced entirely by the following:

Stephen T. Scott, President and a Principal of the adviser, has primary responsibility for the day-to-day management of the portfolio. Mr. Scott specializes in the management of pension assets, private foundations and endowments. He joined the adviser in 1973 after having served as portfolio manager at Chase Manhattan Bank and Mercantile-Safe
Deposit and Trust Company. He is a graduate of Randolph-Macon College and received an M.B.A. from Columbia University Graduate School of Business.
Listed below are additional members of the adviser's team of professionals and a description of their business experience during the past five years.

Name & Title	Experience
------------	----------
Robert D. 		Mr. McDorman joined the adviser in
McDorman, Jr.	June, 1985.  His primary
Principal and 	responsibilities are the management
Chief 		of ICM Small Company Portfolio and
Investment 		related separate accounts and
Officer 		equity security analysis.  Prior to
			joining the adviser, Mr. McDorman
			managed the Financial Industrial
			Income Fund.  Mr. McDorman earned
			his B.A. degree at Trinity College
			and his law degree at the
			University of Baltimore.  He is a
			Chartered Financial Analyst.

Paul L. 		Mr. Borssuck joined the adviser in
Borssuck		1985 and heads the firm's
			Principal	Individual Capital Management
			Division.  Prior to joining ICM,
			Mr. Borssuck served as Chairman of
			the Investment Policy Committee at
			Mercantile-Safe Deposit and Trust
			Company where he managed portfolios
			for high net worth clients.  Prior
			to that, he headed the
			institutional funds management
			section at American Security and
			Trust Company in Washington, D.C.
			Mr. Borssuck earned his B.S. degree
			and M.B.A. from Lehigh University.
			He is a Chartered Financial Analyst.

Robert F. 		Mr. Boyd joined the adviser in 1995
Boyd			to focus on investment and
Principal		quantitative/valuation research.
			Before joining the adviser, he was
			a Managing Director and portfolio
			manager at Brandywine Asset
			Management.  Prior to that, he was
			Senior Vice President, Director of
			Research at Mercantile-Safe Deposit
			and Trust Company, as well as a
			portfolio manager.  Mr. Boyd was
			awarded his B.S. degree from the
			University  of Virginia and his
			M.B.A. at Columbia University,
			after which he joined Smith
			Barney's research department.  He
			is a Chartered Financial Analyst.

Andrew L. 		Mr. Gilchrist joined the adviser in
Gilchrist		1996 as Director of Investment
Executive 		Technology.  Prior to the adviser,
Vice 			Mr. Gilchrist served as Director of
President		Investment Technology at
			Mercantile-Safe Deposit and Trust
			Company for 18 years.  Before that,
			he was with Merrill Lynch.  Mr.
			Gilchrist graduated with honors in
			Economics from the University of
			Maryland and earned a Masters from
			Johns Hopkins University.  He is a
			member of the Society of
			Quantitative Analysts.

Julie L. Hale 	Ms. Hale joined the adviser in 1998
Senior Vice 	with seventeen years of investment
President 		experience.  Prior to joining the
			adviser, she was a Senior Vice
			President and mutual fund manager
			for NationsBank Corporation from
			1991 to 1998.  She has a B.S.
			degree from Mt. St. Mary's College
			and an M.B.A. from Kent State
			University.  Ms. Hale is a
			Chartered Financial Analyst and a
			member of the National Association
			of Petroleum Investment Analysts
			(NAPIA).

Simeon F. 		Mr. Wooten joined the adviser in
Wooten, III		1998 as a research analyst and as a
Senior Vice 	member of the management team of
President		the ICM Small Company Portfolio.
			Prior to joining the adviser, he
			served as Vice President/Research
			at American Express Company, which
			he joined in 1980.  He is a
			graduate of the Wharton School of
			the University of Pennsylvania.
			Mr. Wooten is a Chartered Financial
			Analyst and Certified Public
			Accountant.

William V. 		Mr. Heaphy joined the adviser in
Heaphy		1994 as a security analyst in the
Vice 			equity research department.  Prior
President		to joining the adviser, Mr. Heaphy
			was an associate in the Baltimore
			law firm of Ober, Kaler, Grimes and
			Shriver, and before that, a staff
			auditor with Price Waterhouse.  Mr.
			Heaphy earned his law degree from
			the University of Maryland School
			of Law and his B.S. from Lehigh
			University.  He is a Certified
			Public Accountant and Chartered
			Financial Analyst.